Document and Entity Information	Mar. 30, 2020
Cover [Abstract]
Entity Registrant Name	AVX Corp
Amendment Flag	false
Entity Central Index Key	0000859163
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Mar. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-7201
Entity Tax Identification Number	33-0379007
Entity Address, Address Line One	1 AVX Boulevard
Entity Address, City or Town	Fountain Inn
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29644
City Area Code	(864)
Local Phone Number	967-2150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	AVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false